Guarantees, Commitments,And Contingencies - Summary of Companys purchase obligations of future period (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Companys purchase obligations of future period [Abstract]
2022	$ 315,186	$ 243,737
2023	59,521	2,904
2024	$ 2,612	$ 125